Impairment Test - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment test [line items]
Estimated future cash flows pretax discount rate	11.40%	11.90%
Monitoring sensoring and radars CGU [member]
Impairment test [line items]
Impairment losses		$ 8.7
Legacy 650 [member]
Impairment test [line items]
Impairment losses		$ 50.5
Lineage [member]
Impairment test [line items]
Impairment losses	$ 61.3
Lineage [member] | Intangible assets [member]
Impairment test [line items]
Impairment losses	58.5
Lineage [member] | Property, plant and equipment [member]
Impairment test [line items]
Impairment losses	$ 2.8